USE OF ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
USE OF ESTIMATES AND JUDGMENTS

4.	USE OF ESTIMATES AND JUDGMENTS

The preparation of consolidated financial statements in compliance with IFRS requires Management to make use of judgments, estimates and assumptions that affect both the application of accounting practices and the reported amounts of assets and liabilities, income and expenses. The estimates and significant judgment are based on experience and on other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying amounts of assets and liabilities that cannot readily be determined based on other sources. The actual results achieved may differ from these estimates.

Such estimates and assumptions are reviewed on a regular basis. Changes in accounting estimates may affect the results for the period during which they are realized, or for future periods.

Although each significant accounting policy reflects judgments, assessments or estimates, the Company believes that the following accounting practices reflect the most critical judgments, estimates and assumptions that are important to its business operations and the understanding of its results:

Note	Accounting policies that reflect significant estimates and judgments
3.2.3	Joint arrangements
3.2.4	Business combination
3.2.5	Business combination between entities under common control
3.3	Financial reporting in hyperinflationary economies
3.4	Present value adjustment
3.6	Tax incentives and subsidized loans
13	Current and deferred tax
14	Leases
16	Impairment
18	Recognition of assets and liabilities relating to extemporaneous tax debits or credits
24	Measurement of employee benefits
25	Share-based payments
27	Provisions and contingent liabilities, including tax contingencies
28	Measurement of financial instruments, including derivatives